Offerings	Nov. 09, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Common Stock of RUM Group Inc., par value $0.0001 per share
Amount Registered | shares	158,152,017
Proposed Maximum Offering Price per Unit	4.785
Maximum Aggregate Offering Price	$ 756,757,401.35
Fee Rate	0.0087%
Amount of Registration Fee	$ 65,837.89
Offering Note	a. Represents (i) 38,544,036 shares of RUM Group, Inc. (the "Registrant")'s Class A common stock, par value $0.0001 per share ("Class A Common Stock"), and (ii) 119,607,981 shares of Class A Common Stock issuable upon the exercise of pre-funded warrants, with an exercise price of $0.0001 per share ("Pre-Funded Warrants"), consisting of: (a) 36,703,354 shares of Class A Common Stock issued to Tether Investments S.A. de C.V. (the "Selling Shareholder") pursuant to the Transaction Support Agreement, dated as of November 10, 2025, between the Registrant and the Selling Shareholder, as amended on June 17, 2026 (the "Tether TSA"); (b) 1,840,682 shares of Class A Common Stock that the Selling Shareholder acquired from open market purchases after the date of the Tether TSA and prior to the closing of the transactions contemplated thereby; (c) 68,288,706 shares of Class A Common Stock issuable upon the exercise of Pre-Funded Warrants issued to the Selling Shareholder pursuant to the Tether TSA, inclusive of 16,744,307 shares of Class A Common Stock issuable upon the exercise of Pre-Funded Warrants issued to the Selling Shareholder as consideration for the 8,256,155 issued and outstanding no-par value bearer shares of Northern Data AG that were sold to by the Selling Shareholder the Registrant on September 2, 2026 pursuant to the Tether TSA; (d) 4,599,365 shares of Class A Common Stock issuable upon the exercise of Pre-Funded Warrants issued to the Selling Shareholder pursuant to the Equity Commitment Agreement, dated as of November 10, 2025, between the Registrant and the Selling Shareholder; and (e) 46,719,910 shares of Class A Common Stock issuable upon the exercise of Pre-Funded Warrants issued to the Selling Shareholder pursuant to the Sale and Transfer and Amendment and Restatement Agreement, dated as of November 10, 2025, among the Registrant, Northern Data AG and the Selling Shareholder. b. Estimated solely for the purpose of calculating the registration fee in accordance with 457(c) under the Securities Act of 1933, as amended (the "Securities Act"), based on the average of the high and low of the sales prices for Class A Common Stock, as reported by The Nasdaq Global Market on November 5, 2026. c. Pursuant to Rule 416 under the Securities Act, this registration statement also covers any additional securities that may be offered or issued in connection with any stock split or stock dividend or pursuant to anti-dilution provisions of any of the securities.
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Class A Common Stock of RUM Group Inc., par value $0.0001 per share
Amount Registered | shares	103,333,333
Maximum Aggregate Offering Price	$ 1,128,399,996.36
Carry Forward Form Type	S-3
Carry Forward File Number	333-285145
Carry Forward Initial Effective Date	Apr. 02, 2025
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 172,758.04
Offering Note	The Registrant previously registered the offer and sale by the Selling Shareholder of up to 103,333,333 shares of Class A Common Stock pursuant to the terms of the Registration Rights Agreement, dated as of February 7, 2025, between the Registrant and the Selling Shareholder. These shares were registered on the registration statement on Form S-3 (File No. 333-285145), initially filed with the U.S. Securities and Exchange Commission on February 21, 2025 and declared effective on April 2, 2025 (the "Prior Registration Statement"), of which an aggregate of 103,333,333 shares of Class A Common Stock remain unsold (the "Unsold Securities"). Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include the Unsold Securities, and the filing fee of $172,758.04 associated therewith (which amount is based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement) is carried forward to be applied to the Unsold Securities. Accordingly, no additional filing fee is due with respect to the Unsold Securities in connection with the filing of this registration statement, and the offer and sale of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of the effectiveness of this registration statement.